VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")

5.	VARIABLE INTEREST ENTITIES ("VIEs")

5.1	Lessor VIEs

As of December 31, 2021, we leased eight vessels (December 31, 2020: nine vessels) from VIEs as part of sale and leaseback agreements, of which four were with ICBC Finance Leasing Co. Ltd (“ICBCL”) entities, one with a CCB Financial Leasing Corporation Limited (“CCBFL”) entity, one with a COSCO Shipping entity, one with a CSSC entity and one with a AVIC International Leasing Company Limited (“AVIC”) entity. Each of the ICBCL, CCBFL, COSCO Shipping, CSSC and AVIC entities are wholly-owned, newly formed special purpose vehicles (“Lessor SPV”). In each of these transactions, we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of seven to ten years. We have options to repurchase each vessel at fixed pre-determined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

While we do not hold any equity investments in the above SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the lessor SPV. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated financial statements. As of December 31, 2021 and 2020, the respective vessels are reported under “Vessels and equipment, net” or “Asset under development” in our consolidated balance sheets.

In November 2015 we entered into a 10 year sale and leaseback arrangement with China Merchants Bank Co. Ltd (“CMBL”) for the Golar Tundra with a sale value of $254.6 million. In December 2021, we repurchased the vessel and terminated the sale and leaseback arrangement with CMBL for $103.3 million and incurred $0.9 million of finance charges. Consequently, this resulted in the deconsolidation of the lessor VIE reflected against non-controlling interest of $25.9 million on our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2021:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier(1)	October 2014	ICBCL	204.0	10 years	118.3	October 2022(2)	113.4	April 2023
Golar Kelvin (1)	January 2015	ICBCL	204.0	10 years	121.7	January 2022(2)	71.0	January 2025
Golar Snow(1)	January 2015	ICBCL	204.0	10 years	126.2	January 2022(2)	116.2	April 2023
Golar Ice (1)	February 2015	ICBCL	204.0	10 years	121.2	February 2022(2)	71.0	January 2025
Golar Seal	March 2016	CCBFL	203.0	10 years	99.2	March 2022(2)	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	85.3	March 2022(2)	50.0	March 2027
Hilli	June 2018	CSSC	1,200.0	10 years	611.9	June 2023	300.0	June 2028
Golar Bear	June 2020	AVIC	160.0	7 years	100.1	March 2022(2)	35.0	June 2027

(1) In June 2021, we entered into certain amendments to our ICBCL sale and leaseback facilities which include (i) prepayment of $15.0 million for each sale and leaseback facility in July 2021; and (ii) bringing forward our obligation to repurchase the Golar Glacier and Golar Snow to April 2023 from October 2024 and January 2025, respectively.

(2) We did not exercise our previous repurchase options.
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2021, are shown below:

(in thousands of $)	2022	2023	2024	2025	2026	2027+
Golar Glacier	17,100	4,451	—	—	—	—
Golar Kelvin	19,710	19,710	18,468	—	—	—
Golar Snow	17,100	3,608	—	—	—	—
Golar Ice	19,710	19,710	19,764	162	—	—
Golar Seal (1)	13,717	13,754	13,717	13,717	—	—
Golar Crystal (2)	10,659	10,622	10,593	10,534	10,500	1,753
Hilli (2)	105,509	101,717	98,016	94,133	90,341	107,583
Golar Bear (2)	15,755	15,153	14,562	13,949	13,347	2,721

(1) In November 2021, we entered into another supplementary agreement with the existing lender CCBFL to extend further Golar Seal's put option to January 2025. The last payment obligation relating to the Golar Seal has been presented in 2025 even though the maturity of the lease obligation is in March 2026, given the put option is maturing in January 2025 (note 21).

(2) The payment obligations relating to the Golar Crystal, Hilli and Golar Bear above includes variable rental payments due under the lease based on assumed LIBOR plus a margin.

The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Seal	Golar Crystal	Hilli	Golar Bear	2021	2020
Assets									Total	Total
Restricted cash and short-term deposits (note 15)	4,340	5,068	4,410	6,689	3,432	4,612	16,523	14,156	59,230	36,875

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(82,752)	(99,463)	(81,906)	(54,872)	—	(8,691)	(380,554)	—	(708,238)	(865,982)
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	(78,540)	(66,109)	(216,313)	(104,044)	(465,006)	(625,119)
	(82,752)	(99,463)	(81,906)	(54,872)	(78,540)	(74,800)	(596,867)	(104,044)	(1,173,244)	(1,491,101)
(1) Where applicable, these balances are net of deferred finance charges (note 21).

The most significant impact of the lessor VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Statement of income
Interest expense	22,670	34,733	69,373

Statement of cash flows
Net debt repayments	(331,929)	(550,663)	(410,737)
Net debt receipts	13,250	459,707	144,278
Financing costs paid	(1,568)	(3,931)	—

5.2	Golar Hilli LLC

In 2018, we and affiliates of Keppel Shipyard Limited (“Keppel”) and Black & Veatch Corporation (“B&V”) (together, the “Sellers"), completed the sale (“Hilli Disposal”) to Golar Partners of common units (the “Hilli Common Unit”) in our consolidated subsidiary Golar Hilli LLC (“Hilli LLC”), which owns Golar Hilli Corp. (“Hilli Corp”).

Concurrently with the closing of the Hilli Disposal, we entered into the Amended and Restated Limited Liability Company Agreement of Hilli LLC (the “LLC Agreement”) on July 12, 2018. The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%

We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli and, as a result, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary. As such, we continue to consolidate both Hilli LLC and Hilli Corp.

All three classes of ownership interests in Hilli LLC have certain participating and protective rights. We reflect Keppel and B&V’s ownership in Hilli LLC’s Series A Special Units and Series B Special Units as non-controlling interests in our financial statements.

Hilli LLC shall make distributions to the Hilli Unitholders when, as and if declared by us; provided, however, that no distributions may be made on the Hilli Common Units on any distribution date unless Series A Distributions (defined below) and Series B Distributions (defined below) for the most recently ended quarter and any accumulated Series A Distributions and Series B Distributions in arrears for any past quarter have been or contemporaneously are being paid or provided for.

Series A Special Units:
The Series A Special Units rank senior to the Hilli Common Units and on par with the Series B Special Units. Upon termination of the LTA, Hilli LLC has a right to redeem the Series A Special Units from legally available funds at a redemption price of $1 (per Series A Special Unit) plus any unpaid distributions. There are no conversion features on the Series A Special Units. “Series A Distributions” reflect all incremental cash receipts by Hilli Corp during such quarter when Brent Crude prices rise above $60 per barrel with contractually defined adjustments.

Series B Special Units:
The Series B Special Units rank senior to the Hilli Common Units and on par with the Series A Special Units. There are no conversion or redemption features on the Series B Special Units. Incremental returns generated from future vessel expansion capacity (currently uncontracted and excluding the exercise of additional capacity under the existing LTA) include cash receipts and contractually defined adjustments. Of such vessel expansion capacity distributions (“Series B Distributions”):

•holders of Series B Special Units are entitled to 95% of these distributions, and
•holders of Hilli Common Units are entitled to 5% of these distributions.

Hilli Common Units:
Distributions attributable to Hilli Common Unitholders are not declared until any accumulated Series A Special Units and Series B Special Units distributions have been paid. As discussed above, Hilli Common Unitholders are entitled to receive a pro rata share of 5% of the vessel expansion capacity distributions.
Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC (1) that most significantly impacted our consolidated balance sheet as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	2021	2020
Balance sheet
Current assets	157,643	65,629
Non-current assets	1,280,217	1,203,805
Current liabilities	(444,352)	(447,701)
Non-current liabilities	(270,371)	(345,058)

(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impacts of Hilli LLC VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	2021	2020	2019
Statement of operations
Liquefaction services revenue	221,020	226,061	218,096
Realized and unrealized gain/(loss) on oil and gas derivative instruments	202,998	(42,561)	(26,001)

Statement of cash flows
Net debt repayments	(97,056)	(322,304)	(243,513)
Net debt receipts	2,848	230,721	129,454

5.3	Gimi MS Corporation

In April 2019, Gimi MS Corporation (“Gimi MS”) entered into a Subscription Agreement with First FLNG Holdings, a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, in respect to First FLNG Holdings' participation in a 30% share of FLNG Gimi. Gimi MS will construct, own and operate FLNG Gimi and First FLNG Holdings subscribed for 30% of the total issued ordinary share capital of Gimi MS for a subscription price equivalent to 30% of the estimated project cost. Under the Subscription Agreement, Gimi MS may call for cash from the shareholders for any future funding requirements and shareholders are required to contribute to such cash calls up to a defined cash call contribution.

Concurrent with the closing of the sale of the common units, we have determined that (i) Gimi MS is a VIE, (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	Notes	2021	2020
Balance sheet
Current assets		7,107	15,505
Non-current assets	18	877,835	658,247
Current liabilities		(18,127)	(33,844)
Non-current liabilities		(389,244)	(277,932)
The most significant impacts of Gimi MS VIE's operations on our consolidated statement of cash flows, as of December 31, 2021 and 2020, are as follows:

(in thousands of $)	2021	2020	2019
Statement of cash flows
Additions to asset under development	213,481	217,590	376,276
Financing costs paid	(5,605)	(11,302)	(20,938)
Net debt receipts	110,000	170,000	130,000
Proceeds from subscription of equity interest	25,403	11,081	115,246